TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Abstract]
Schedule of trade and other accounts receivable

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Trade accounts receivable	1,132,923	1,185,792
Other accounts receivable	99,063	277,845
Total trade and other accounts receivable	1,231,986	1,463,637
Less: Expected credit loss	(55,937)	(64,778)
Total net trade and accounts receivable	1,176,049	1,398,859
Less: non-current portion – accounts receivable	(12,342)	(12,949)
Trade and other accounts receivable, current	1,163,707	1,385,910

Schedule of expected credit losses

	As of December 31, 2024			As of December 31, 2023
Portfolio maturity	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	1%	961,546	(12,550)	1%	1,022,845	(12,672)
From 1 to 90 days	1%	122,350	(1,438)	3%	102,977	(2,989)
From 91 to 180 days	15%	6,510	(978)	25%	8,350	(2,048)
From 181 to 360 days	67%	4,960	(3,325)	44%	7,868	(3,491)
Over 360 days	100%	37,557	(37,646)	100%	43,752	(43,578)
Total		1,132,923	(55,937)		1,185,792	(64,778)

(1)Corresponds to the consolidated expected rate of accounts receivable.
(2)The gross book value represents the maximum credit risk value of trade accounts receivables.
Schedule of trade and other accounts receivable and non-current accounts receivable
Currency balances composition of Trade and other accounts receivable and non-current accounts receivable are as follow:

Currency	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Argentine Peso	8,968	13,827
Brazilian Real	722,208	825,749
Chilean Peso	71,628	75,050
Colombian Peso	16,032	12,720
Euro	96,438	90,699
US Dollar	224,169	344,347
Australian Dollar	5,457	5,097
Japanese Yen	4,998	4,695
Pound Sterling	8,488	3,390
Peruvian Sol	699	7,640
Korean Won	309	5,882
Other Currencies	16,655	9,763
Total	1,176,049	1,398,859

Schedule of provision for impairment losses of trade debtors and other accounts receivable
The movements of the expected credit losses of the trade accounts receivables are as follows:

	Opening balance	Write-offs	(Increase) Decrease	Closing balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2022	(81,004)	5,966	7,806	(67,232)
From January 1 to December 31, 2023	(67,232)	7,122	(4,668)	(64,778)
From January 1 to December 31, 2024	(64,778)	4,578	4,263	(55,937)

Schedule of accounts receivable categories

	As of December 31, 2024			As of December 31, 2023
	Gross exposure according to balance	Gross impaired exposure	Exposure net of risk concentrations	Gross exposure according to balance	Gross Impaired exposure	Exposure net of risk concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	1,132,923	(55,937)	1,076,986	1,185,792	(64,778)	1,121,014
Other accounts receivable	99,063	—	99,063	277,845	—	277,845